Cover	Mar. 27, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On June 6, 2024, Biodexa Pharmaceuticals PLC, or the Company, filed a registration statement with the Securities and Exchange Commission, or the SEC, on Form F-1 (File No. 333-279994), or the Registration Statement. The Registration Statement was initially declared effective by the SEC on June 14, 2024, and originally covered a resale by the selling shareholders identified in the prospectus, of up to an aggregate of 2,485,800,000 ordinary shares, nominal value £0.000001 per share, or Ordinary Shares, of the Company represented by 24,858 American Depositary Shares, or Depositary Shares, consisting of (i) 2,421,400,000 Ordinary Shares represented by 24,214 Depositary Shares, issuable upon the exercise of warrants issued in a May 2024 private placement, and (ii) 64,400,000 Ordinary Shares represented by 644 Depositary Shares, issuable upon the exercise of Placement Agent warrants issued in such private placement. On May 8, 2025, the Company filed Post-Effective Amendment No. 1 to Form F-1, or Post-Effective Amendment No. 1, which was subsequently declared effective by the SEC on May 9, 2025. Post-Effective Amendment No. 1 was filed by the Company to, among other things, update the Registration Statement to include information (i) contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, and (ii) regarding the selling shareholders named in the prospectus. This Post-Effective Amendment No. 2 to Form F-1, or Post-Effective Amendment No. 2, is being filed to among other things, update the Registration Statement to include information (i) contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, and (ii) regarding the selling shareholders named in the prospectus. The information included in this filing updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. Accordingly, this Post-Effective Amendment No. 2 concerns only the offer and sale of ordinary shares represented by Depositary Shares issuable from time to time upon exercise of such warrants that remain unexercised. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	20480 180
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Creation Date	Mar. 27, 2026
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi